Note 8 - Premises and Equipment (Details) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 2,324	$ 2,155
Accumulated depreciation	(685)	(518)
	1,639	1,637
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	208	208
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	981	900
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	369	352
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 766	$ 695